Hartford Schroders US Small Cap Opportunities Fund Expense Example, No Redemption - Hartford Schroders US Small Cap Opportunities Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 213
Expense Example, No Redemption, 3 Years	681
Expense Example, No Redemption, 5 Years	1,175
Expense Example, No Redemption, 10 Years	$ 2,536